Schedule of Useful Lives of Intangible Assets (Details)	12 Months Ended
Jul. 31, 2021
Disclosure of voluntary change in accounting policy [abstract]
Useful life	20 years
Amortization method	Straight-line
In-house development or purchase	Purchase